Reverse Recapitalization (Details) - USD ($)	3 Months Ended
	Mar. 31, 2024	Mar. 11, 2024
Business Combination [Line Items]
Warrants outstanding (in Shares)	3,625,750
Redeem public shares (in Shares)	1,246,563
Incurred transaction costs	$ 1,000,000	$ 1,100,857
Repayments of promissory note	75,000
Net liabilities	1,600,000
NMI [Member]
Business Combination [Line Items]
NMI stockholders percentage		84.70%
Contribution of funds held in trust account	13,900,000
Incurred transaction costs	1,100,000
Nature’s Miracle’s [Member]
Business Combination [Line Items]
NMI stockholders percentage		100.00%
Reverse recapitalization of proceeds	$ 1,100,000
Public Warrants [Member]
Business Combination [Line Items]
Warrants outstanding (in Shares)	3,450,000
Private Warrants [Member]
Business Combination [Line Items]
Warrants outstanding (in Shares)	175,750
Nature’s Miracle’s [Member]
Business Combination [Line Items]
Contribution of funds held in trust account	$ 15,100,000